UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Modera Wealth Management, LLC
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John LeBlanc
Title:     Chief Compliance Officer
Phone:     617-247-0518

Signature, Place, and Date of Signing:

 /s/  John LeBlanc     Boston, MA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $139,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      341    11262 SH       SOLE                    11262        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      404     7488 SH       SOLE                     7488        0        0
CHEVRON CORP NEW               COM              166764100      225     2115 SH       SOLE                     2115        0        0
COCA COLA CO                   COM              191216100      218     3118 SH       SOLE                     3118        0        0
COLGATE PALMOLIVE CO           COM              194162103      335     3627 SH       SOLE                     3627        0        0
CRA INTL INC                   COM              12618T105      674    33966 SH       SOLE                    33966        0        0
EXXON MOBIL CORP               COM              30231G102     1179    13908 SH       SOLE                    13908        0        0
GENERAL ELECTRIC CO            COM              369604103      448    24960 SH       SOLE                    24960        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1165     6335 SH       SOLE                     6335        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    22611   193770 SH       SOLE                   193770        0        0
ISHARES TR                     S&P 500 INDEX    464287200    16802   133390 SH       SOLE                   133390        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      922    24287 SH       SOLE                    24287        0        0
ISHARES TR                     S&P 500 VALUE    464287408      266     4599 SH       SOLE                     4599        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    16799   191754 SH       SOLE                   191754        0        0
ISHARES TR                     RUSSELL 1000     464287622    15699   226492 SH       SOLE                   226492        0        0
ISHARES TR                     MSCI ACWI EX     464288240     4115   111800 SH       SOLE                   111800        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1129    32481 SH       SOLE                    32481        0        0
ISHARES TR                     MSCI VAL IDX     464288877      346     8111 SH       SOLE                     8111        0        0
JOHNSON & JOHNSON              COM              478160104      504     7691 SH       SOLE                     7691        0        0
MERCK & CO INC NEW             COM              58933Y105      278     7361 SH       SOLE                     7361        0        0
PROCTER & GAMBLE CO            COM              742718109      260     3892 SH       SOLE                     3892        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      371    11228 SH       SOLE                    11228        0        0
SIRIUS XM RADIO INC            COM              82967N108       21    11300 SH       SOLE                    11300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2338    15385 SH       SOLE                    15385        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     2064    64827 SH       SOLE                    64827        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1697    13515 SH       SOLE                    13515        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107     5803    36383 SH       SOLE                    36383        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     1929    79256 SH       SOLE                    79256        0        0
STEWARDSHIP FINL CORP          COM              860326107      110    20702 SH       SOLE                    20702        0        0
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413      210     3649 SH       SOLE                     3649        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     9360   149347 SH       SOLE                   149347        0        0
VANGUARD INDEX FDS             MID CAP ETF      922908629      745    10353 SH       SOLE                    10353        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     5164    98379 SH       SOLE                    98379        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      353     5484 SH       SOLE                     5484        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1321    33317 SH       SOLE                    33317        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     7555   197737 SH       SOLE                   197737        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    10067   184203 SH       SOLE                   184203        0        0
VANGUARD WORLD FDS             ENERGY ETF       92204A306     5254    52121 SH       SOLE                    52121        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      269     6703 SH       SOLE                     6703        0        0